Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41254
Entity Registrant Name	HWH International Inc.
Entity Central Index Key	0001897245
Entity Tax Identification Number	87-3296100
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4800 Montgomery Lane
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	(301)
Local Phone Number	971-3955
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	HWH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false